Inventories	12 Months Ended
Mar. 28, 2026
Inventory Disclosure [Abstract]
Inventories
5.	Inventories:
Inventories, net of reserves, are summarized as follows:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Raw materials and work in progress	$2,672	$3,926
Finished goods	123,440	112,351

	$126,112	$116,277

Continuity of the inventory reserves excluding $0.2 million, $0.1 million, $0.2 million and $0.3 million for shrink and damage reserves as at March 28, 2026, March 29, 2025, March 30, 2024 and March 25, 2023, respectively, are as follows (in thousands):

Balance March 25, 2023	$1,875
Additional charges	688
Deductions	(367)

Balance March 30, 2024	2,196
Additional charges	565
Deductions	(325)

Balance March 29, 2025	$2,436
Additional charges	1,291
Deductions	(879)

Balance March 28, 2026	$2,848